Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Long term investments - common shares held [Line Items]
Fair value	$ 261,159	$ 80,595	$ 261,159	$ 80,595	$ 95,608
Fair value adjustment gains (losses) included in OCI	16,663	7,475	13,534	11,038
Bear Creek [member]
Long term investments - common shares held [Line Items]
Fair value	17,829	21,465	17,829	21,465	21,358
Fair value adjustment gains (losses) included in OCI	(5,831)	(1,236)	(3,528)	(1,752)
Sabina [member]
Long term investments - common shares held [Line Items]
Fair value	13,505	18,032	13,505	18,032	21,171
Fair value adjustment gains (losses) included in OCI	(831)	4,506	(7,665)	9,492
Arizona Mining [member]
Long term investments - common shares held [Line Items]
Fair value	46,780	21,962	46,780	21,962	27,581
Fair value adjustment gains (losses) included in OCI	15,370	5,823	19,199	3,714
First Majestic [member]
Long term investments - common shares held [Line Items]
Fair value	159,578		159,578
Fair value adjustment gains (losses) included in OCI	8,578		8,578
Other [member]
Long term investments - common shares held [Line Items]
Fair value	23,467	19,136	23,467	19,136	$ 25,498
Fair value adjustment gains (losses) included in OCI	$ (623)	$ (1,618)	$ (3,050)	$ (416)